Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Oct. 23, 2013
Significant Accounting Policies [Line Items]
Depreciation			$ 737,703	$ 747,015	$ 1,505,944	$ 1,320,594
Secured Machinery And Equipment					1,582,111
Proceeds from Loan Originations							776,244
Machinery And Equipment Loan Interest Rate Stated Percentage					3.00%			5.25%
Deferred Revenue, Noncurrent	741,811		741,811		922,362	1,262,295
Deferred Revenue, Revenue Recognized					339,934	338,562
Grants Receivable						0
Cost of Goods Sold, Idle Capacity	416,590	449,469	853,847	950,910	1,758,407	1,534,138
Allowance for Doubtful Accounts Receivable					$ 10,500	$ 0